Lease Termination and Impairment Charges (Tables)	12 Months Ended
Mar. 04, 2017
Lease Termination and Impairment Charges
Schedule of amounts relating to lease termination and impairment charges

	Year Ended
	March 4, 2017		February 27, 2016		February 28, 2015
(in thousands, except number of stores)	Number	Charge	Number	Charge	Number	Charge
Active stores:
Stores previously impaired(1)	174	$5,022	161	$4,582	179	$3,481
New, relocated and remodeled stores(2)	22	13,232	1	778	2	1,108
Remaining stores not meeting the recoverability test(3)	17	2,369	14	2,882	9	2,797

Total impairment charges—active stores	213	20,623	176	8,242	190	7,386
Total impairment charges—closed facilities	53	2,008	27	1,031	35	2,311

Total impairment charges—all locations	266	$22,631	203	$9,273	225	$9,697

(1)

These charges are related to stores that were impaired for the first time in prior periods. Most active stores, requiring an impairment charge, are fully impaired in the first period that they do not meet their asset recoverability test. However, we do often make capital additions to certain stores to improve their operating results or to meet geographical competition, which if later are deemed to be unrecoverable, will be impaired in future periods. Of this total, 173, 160 and 178 stores for fiscal years 2017, 2016 and 2015 respectively have been fully impaired. Also included in these charges are an insignificant number of stores, which were only partially impaired in prior years based on our analysis that supported a reduced net book value greater than zero, but now require additional charges.

(2)

These charges are related to new stores (open at least three years) and relocated stores (relocated in the last two years) and significant strategic remodels (remodeled in the last year) that did not meet their recoverability test during the current period. These stores have not met their original return on investment projections and have a historical loss of at least two years. Their future cash flow projections do not recover their current carrying value. Of this total, 18, 1 and 1 stores for fiscal years 2017, 2016 and 2015 respectively have been fully impaired.

(3)

These charges are related to the remaining active stores that did not meet the recoverability test during the current period. These stores have a historical loss of at least two years. Their future cash flow projections do not recover their current carrying value. Of this total, 16, 13 and 9 stores for fiscal years 2017, 2016 and 2015 respectively have been fully impaired.

Schedule of fair value of long-lived assets for which an impairment assessment was performed and total losses

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Values as of Impairment Date	Total Charges March 4, 2017
Long-lived assets held and used	$—	$511	$8,866	$9,377	$(22,560)
Long-lived assets held for sale	—	1,260	—	1,260	(71)

Total	$—	$1,771	$8,866	$10,637	$(22,631)

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Values as of Impairment Date	Total Charges February 27, 2016
Long-lived assets held and used	$—	$—	$8,300	$8,300	$(8,726)
Long-lived assets held for sale	—	3,283	189	3,472	(547)

Total	$—	$3,283	$8,489	$11,772	$(9,273)

Schedule of closed store and distribution center charges related to new closures, changes in assumptions and interest accretion

	Year Ended
	March 4, 2017 (53 Weeks)	February 27, 2016 (52 Weeks)	February 28, 2015 (52 Weeks)
Balance—beginning of year	$208,421	$241,047	$284,270
Provision for present value of noncancellable lease payments of closed stores	6,503	9,709	1,661
Changes in assumptions about future sublease income, terminations and change in interest rates	2,633	5,655	7,560
Interest accretion	14,186	16,463	18,988
Cash payments, net of sublease income	(66,605)	(64,453)	(71,432)

Balance—end of year	$165,138	$208,421	$241,047

Schedule of revenue, operating expenses, and income before income taxes of stores

	Year Ended
	March 4, 2017	February 27, 2016	February 28, 2015
Revenues	$132,790	$143,339	$193,757
Operating expenses	151,978	159,967	212,753
Gain from sale of assets	(1,364)	(5,607)	(5,529)
Other expenses	2,544	1,676	2,889
Loss before income taxes	(20,368)	(12,697)	(16,356)
Included in these stores’ loss before income taxes are:
Depreciation and amortization	1,166	1,162	1,650
Inventory liquidation charges	346	295	222